Equity - Common Shares (Details) € / shares in Units, € in Thousands		1 Months Ended		12 Months Ended
	Jan. 31, 2022 EUR (€) shares	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Jan. 31, 2022 $ / shares	Jan. 31, 2022 € / shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of common shares issued (in shares)	4,479,088
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €	€ 15,000			€ 22,000
Share price | (per share)							$ 3.73	€ 3.35
Common shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares				€ 0.12	€ 0.12	€ 0.12
Increase (decrease) in number of ordinary shares issued				4,998,000		2,000,000
Authorized but unissued share capital | €				€ 6,713	€ 6,772	€ 6,826
Number of shares issued and fully paid				27,595,835	22,567,971	22,117,643			19,862,000
Follow-on public offering | Common shares
Disclosure of classes of share capital [line items]
Total number of shares issued and sold in follow-on public offering			3,500,000
Number of shares offered by existing shareholders			1,500,000
Public offering price (in dollars per share) | (per share)		$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €			€ 22,000
Follow-on public offering | Common shares | Major purchases of assets
Disclosure of classes of share capital [line items]
Public offering price (in dollars per share) | (per share)		$ 14.00	€ 12.71
Follow-on public offering | The Company | Common shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued			2,000,000
Follow-on public offering | The Company | Common shares | Major purchases of assets
Disclosure of classes of share capital [line items]
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €			€ 22,000